OTHER PAYABLES AND ACCRUALS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued expenses for utilities, rental expenses and others		154,828	142,205
Accruals for customer reward program		33,547	21,811
Accruals for professional service fees		10,563	13,337
Accrued agency fees		9,172	7,950
Others		47,350	43,578
Other unpaid and accruals - subtotal	41,173	255,460	228,881
Payables on construction cost of leasehold improvement		625,384	624,219
Deposit from franchised-and-managed hotels, current		41,880	46,035
Payables on repair and maintenance cost		19,679	14,379
Payables to employees for exercised options		18,318	22,672
Payables on the unpaid consideration related to the acquisitions		0	164,003
Others		37,592	40,334
Other payables - subtotal	119,725	742,853	911,642
Total		998,313	1,140,523